Biological assets - Roll-forward of biological assets (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about biological assets [abstract]
Opening Balance	R$ 26,097,164	R$ 22,283,001	R$ 22,283,001
Additions	5,508,253		7,913,483
Depletions	(5,165,606)		(5,352,271)
Transfers			15,233
Fair value adjustment of biological assets	1,157,728	R$ (73,248)	1,516,458
Disposals	(48,697)		(107,815)
Write-offs	(58,722)		(170,925)
Closing Balance	R$ 27,490,120		R$ 26,097,164